Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Earnings per share [abstract]
Loss after income tax	$ (51,707)	$ (5,301)
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	189,262,447	65,279,263
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)	189,262,447	65,279,263
Basic earnings per share (in dollars per share)	$ (0.0027)	$ (0.0008)
Diluted earnings per share (in dollars per share)	$ (0.0027)	$ (0.0008)